CLOSURE AND RECLAMATION PROVISIONS (Schedule of Closure and Rehabilitation Provisions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Less: Current portion	$ (1,882)	$ (380)
Non-current portion	54,230	39,970
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Balance at beginning	40,350	31,125
Acquisition of Roxgold	11,122
Changes in estimate	3,729	9,098
Reclamation expenditures	(353)	(341)
Accretion	1,449	754
Effect of changes in foreign exchange rates	(185)	(286)
Balance at ending	56,112	40,350
Less: Current portion	1,882	380
Non-current portion	54,230	39,970
Caylloma M&I Property [member] | Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Balance at beginning	14,761	11,324
Changes in estimate	(152)	3,288
Reclamation expenditures	(180)	(114)
Accretion	469	256
Effect of changes in foreign exchange rates		7
Balance at ending	14,898	14,761
Less: Current portion	1,230	142
Non-current portion	13,668	14,619
San Jose M&I Property [member] | Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Balance at beginning	5,905	4,848
Changes in estimate	1,142	1,328
Reclamation expenditures	(173)	(227)
Accretion	439	249
Effect of changes in foreign exchange rates	(185)	(293)
Balance at ending	7,128	5,905
Less: Current portion	652	238
Non-current portion	6,476	5,667
Lindero Project [member] | Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Balance at beginning	19,684	14,953
Changes in estimate	(422)	4,482
Accretion	377	249
Balance at ending	19,639	19,684
Non-current portion	19,639	$ 19,684
Yaramoko Mine [member] | Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Acquisition of Roxgold	11,122
Changes in estimate	1,609
Accretion	164
Balance at ending	12,895
Non-current portion	12,895
Seguela Project [Member] | Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Changes in estimate	1,552
Balance at ending	1,552
Non-current portion	$ 1,552